Employee benefits - Schedule of changes in long-term employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Beginning balance	€ 17,972	€ 15,128
Current service costs	678	935
Interest expenses	506	548
Actuarial losses in other comprehensive loss	(51)	1,643
Actuarial gains in profit or loss	(91)	(87)
Benefits paid	(1,707)	(1,917)
Contributions	(65)	1,713
Exchange differences	(2)	9
Ending balance	17,240	17,972
Defined-benefit plans
Employee benefits
Beginning balance	13,596
Ending balance	12,838	13,596
Other long-term employee benefits
Employee benefits
Beginning balance	4,376	2,585
Current service costs	147	127
Interest expenses	62	56
Actuarial losses in other comprehensive loss	13	(22)
Actuarial gains in profit or loss	(91)	(87)
Benefits paid	(105)	(116)
Contributions		1,833
Ending balance	4,402	4,376
Italy | Defined-benefit plans
Employee benefits
Beginning balance	2,290	2,361
Current service costs	49	26
Interest expenses	64	77
Actuarial losses in other comprehensive loss	(46)	12
Benefits paid	(276)	(186)
Ending balance	2,081	2,290
Austria
Employee benefits
Beginning balance	11,306
Ending balance	10,757	11,306
Austria | Defined-benefit plans
Employee benefits
Beginning balance	11,306	10,182
Current service costs	482	782
Interest expenses	380	415
Actuarial losses in other comprehensive loss	(18)	1,653
Benefits paid	(1,326)	(1,615)
Contributions	(65)	(120)
Exchange differences	(2)	9
Ending balance	€ 10,757	€ 11,306